VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—92.9%
Communication Services—20.1%
Addcn Technology Co., Ltd. (Taiwan)	724,324	$ 4,389
Baltic Classifieds Group plc (Lithuania)	5,885,300	30,132
Dayamitra Telekomunikasi PT (Indonesia)	86,114,643	2,944
Kanzhun Ltd. ADR (China)(1)	463,946	8,277
Rightmove plc (United Kingdom)	1,310,876	14,190
Sarana Menara Nusantara Tbk PT (Indonesia)	157,623,486	4,796
		64,728

Consumer Discretionary—4.7%
Allegro.eu S.A. (Poland)(1)	991,468	9,515
Union Auction PCL Foreign Shares (Thailand)(2)	31,854,400	5,781
		15,296

Consumer Staples—10.7%
Anhui Gujing Distillery Co., Ltd. Class B (China)	604,209	8,082
BBB Foods, Inc. Class A (Mexico)(1)	132,109	3,667
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,255,000	5,747
Chongqing Brewery Co., Ltd. Class A (China)	346,300	2,663
Clicks Group Ltd. (South Africa)	164,601	3,449
Heineken Malaysia Bhd (Malaysia)	1,806,300	10,811
		34,419

Financials—12.5%
BR Advisory Partners Participacoes S.A. (Brazil)	1,063,709	3,033
Caixa Seguridade Participacoes S.A. (Brazil)	4,791,684	12,947
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)(4)	61,759	5,166
Kfin Technologies Ltd. (India)	241,671	3,798
Optima bank S.A. (Greece)	307,884	7,253
Qualitas Controladora SAB de C.V. (Mexico)	782,013	8,039
		40,236

Health Care—2.4%
Haw Par Corp., Ltd. (Singapore)	812,774	7,658
Industrials—27.6%
Computer Age Management Services Ltd. (India)	101,269	5,066
GPS Participacoes e Empreendimentos S.A. (Brazil)	2,137,085	6,238
Grupa Pracuj S.A. (Poland)	1,104,803	19,464
Haitian International Holdings Ltd. (China)	3,507,218	9,114
Humanica PCL Foreign Shares (Thailand)	14,677,100	3,522
Kerry TJ Logistics Co., Ltd. (Taiwan)	1,642,000	1,903
NICE Information Service Co., Ltd. (South Korea)	836,707	10,130
S-1 Corp. (South Korea)	123,217	6,263
Saramin Co., Ltd. (South Korea)	183,574	2,087
Sporton International, Inc. (Taiwan)	622,268	3,611
Tegma Gestao Logistica S.A. (Brazil)	1,589,562	10,249
VAT Group AG (Switzerland)	11,962	5,046
Voltronic Power Technology Corp. (Taiwan)	146,000	6,297
		88,990

Information Technology—12.0%
Douzone Bizon Co., Ltd. (South Korea)	104,076	5,205
Hundsun Technologies, Inc. Class A (China)	1,179,085	5,519
LEENO Industrial, Inc. (South Korea)	332,150	12,527
Oracle Financial Services Software Ltd. (India)(1)	29,421	3,083
	Shares	Value

Information Technology—continued
TOTVS S.A. (Brazil)	1,574,823	$ 12,264
		38,598

Materials—2.9%
Avia Avian Tbk PT (Indonesia)	82,047,660	2,123
Corp. Moctezuma SAB de C.V. (Mexico)	1,670,560	7,193
		9,316

Total Common Stocks (Identified Cost $230,794)		299,241

Total Long-Term Investments—92.9% (Identified Cost $230,794)		299,241

Short-Term Investment—3.5%
Money Market Mutual Fund—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(5)	11,316,370	11,316
Total Short-Term Investment (Identified Cost $11,316)		11,316

TOTAL INVESTMENTS—96.4% (Identified Cost $242,110)		$310,557
Other assets and liabilities, net—3.6%		11,575
NET ASSETS—100.0%		$322,132

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $5,166 or 1.6% of net assets.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Country Weightings†
Brazil	14%
South Korea	12
China	11
Lithuania	10
Poland	9
Mexico	6
Malaysia	5
Other	33
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$299,241	$294,075	$5,166
Money Market Mutual Fund	11,316	11,316	—
Total Investments	$310,557	$305,391	$5,166
There were no securities valued using significant observable inputs (Level 2) at June 30, 2025.
Securities held by the Fund with an end of period value of $5,166 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks
Investments in Securities
Balance as of September 30, 2024:	$ —	$ —
Transfers into Level 3(a)	5,166	5,166
Balance as of June 30, 2025	$ 5,166	$ 5,166
(a) Transfers into and/or from represent the ending value as of June 30, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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